Summary of Total Compensation of Executive Officers and Board Members of Petrobras Parent Company (Details) $ in Millions		6 Months Ended
		Jun. 30, 2022 USD ($) Number	Jun. 30, 2021 USD ($) Number
DisclosureRelatedartyTransactionsLineItems [Line Items]
Key management personnel compensation wages and short term benefits		$ 1.3	$ 1.3
Key management personnel compensation social security and other employee related taxes		0.4	0.3
Key management personnel compensation, post-employment benefits		0.2	0.1
Key management personnel compensation, termination benefits		0.1	0.2
Key management personnel compensation recognized in the statement of income		2.0	1.9
Key management personnel compensation	[1]	$ 4.1	$ 3.9
Average number of employees | Number	[2]	20.00	19.33
Average number of employees1 | Number	[3]	11.83	14.00
Officers [member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Key management personnel compensation wages and short term benefits		$ 1.3	$ 1.3
Key management personnel compensation social security and other employee related taxes		0.4	0.3
Key management personnel compensation, post-employment benefits		0.2	0.1
Key management personnel compensation, termination benefits		0.1	0.2
Key management personnel compensation recognized in the statement of income		2.0	1.9
Key management personnel compensation	[1]	$ 4.1	$ 3.9
Average number of employees | Number	[2]	9.00	9.00
Average number of employees1 | Number	[3]	9.00	9.00
Board [member]s [member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Average number of employees | Number	[2]	11.00
Average number of employees1 | Number	[3]	2.83
Board Of Directors [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Average number of employees | Number	[2]		10.33
Average number of employees1 | Number	[3]		5.00

[1]	The variable compensation (PPP) paid to management is included in the Executive Officers columns.
[2]	Monthly average number of members.
[3]	Monthly average number of paid members.